Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Loss available to common stockholders'	$ (302,636)	$ (297,030)	$ (1,610,880)	$ (778,158)	$ (1,318,507)	$ (2,131,396)
Denominator:
Weighted average number of common shares outstanding	69,955,847	67,704,921	69,695,772	67,048,351	67,233,254	66,575,122
Basic and diluted EPS	$ 0.00	$ 0.00	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.03)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	8,448,570	9,177,500	8,448,570	9,177,500
Stock options [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	445,000	207,500	445,000	207,500
Warrant [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	7,380,503	8,970,000	7,380,503	8,970,000
Convertible debt [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	623,067		623,067